Notes to the consolidated statement of cash flows	12 Months Ended
Jun. 30, 2022
Notes to the consolidated statement of cash flows
Notes to the consolidated statement of cash flows

29.    Notes to the consolidated statement of cash flows

	Liabilities from financing activities
	Liabilities to
(in € thousands)	banks	Lease liabilities	Shareholder Loans	Total
Interest payments on financial liabilities	(951)	(523)	(1,499)	(2,973)
Lease payments	—	(4,256)	—	(4,256)
Change in Cash Flow	(951)	(4,779)	(1,499)	(7,229)

Net debt as of July 1, 2019	3,649	18,364	126,079	148,092

Additions (Disposals)	6,351	5,607	56,969	68,927
Interest expenses	951	523	9,645	11,119
Total change in liabilities	7,302	6,130	66,614	80,046

Net debt as of June 30, 2020	10,000	19,715	191,194	220,909

	Liabilities from financing activities
	Liabilities to
(in € thousands)	banks	Lease liabilities	Shareholder Loans	Total
Interest payments on financial liabilities	(521)	(612)	(3,125)	(4,257)
Lease payments	—	(5,800)	—	(5,800)
Change in Cash Flow	(521)	(6,412)	(3,125)	(10,057)

Net debt as of July 1, 2020	10,000	19,715	191,194	220,909

Additions (Disposals)	(11,041)	(12,591)	(197,444)	(221,076)
Interest expenses	521	612	3,125	4,257
Total change in liabilities	(10,520)	(11,979)	(194,319)	(216,819)

Net debt as of June 30, 2021	—	14,147	—	14,147

	Liabilities from financing activities
	Liabilities to
(in € thousands)	banks	Lease liabilities	Shareholder Loans	Total
Interest payments on financial liabilities	(386)	(612)	—	(998)
Lease payments	—	(5,466)	—	(5,466)
Change in Cash Flow	(386)	(6,078)	—	(6,464)

Net debt as of July 1, 2021	—	14,147	—	14,147

Additions (Disposals)	(772)	1,169	—	397
Interest expenses	386	612	—	998
Total change in liabilities	(386)	1,781	—	1,395

Net debt as of June 30, 2022	—	22,006	—	22,006

As of June 30, 2022 Mytheresa Group and cash equivalent balances are available for use.